EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2015
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE

17. EARNINGS PER SHARE

The calculation of earnings per share is as follows:

	Year ended December 31,
	2013	2014	2015
Numerator used in basic and diluted earnings per share:
Net (loss) income attributable to Daqo New Energy Corp. ordinary shareholders—basic and diluted	$(70,943,484)	$16,649,176	$12,956,889
Denominator used in basic and diluted earnings per share:
Weighted average number of ordinary shares outstanding used in computing earnings per share—basic	173,068,420	206,349,976	258,015,851
Plus: share options	—	5,003,667	3,396,082
Weighted average number of ordinary shares outstanding used in computing earnings per share—diluted	173,068,420	211,353,643	261,411,933
NET (LOSS) INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE—Basic	$(0.41)	$0.08	$0.05
NET (LOSS) INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE—Diluted	$(0.41)	0.08	0.05

Outstanding employee options totaling of 6,371,250, 6,154,166 and 12,563,541 were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive for the year ended December 31, 2013, 2014 and 2015, respectively.